UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	07/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND
STATEMENT OF INVESTMENTS
July 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 41.1%	Amount ($)		Value ($)

American Express Centurion Bank
3.29%, 8/9/2005	65,000,000		65,000,000
Banca Intesa (Yankee)
3.28% - 3.30%, 8/9/2005 - 8/12/2005	380,000,000		380,000,000
Banca Monte Dei Paschi Di Siena (Yankee)
3.29%, 8/9/2005	200,000,000		200,000,000
Bank Of The West (Yankee)
3.32%, 8/12/2005	50,000,000		50,000,000
Barclays Bank PLC (Yankee)
3.28% - 3.45%, 8/8/2005 - 9/30/2005	325,000,000		325,000,000
Citibank NA
3.43%, 9/16/2005	180,000,000		180,000,000
Credit Suisse (Yankee)
3.32%, 8/12/2005	150,000,000		150,000,000
Credit Suisse First Boston (Yankee)
3.45%, 9/30/2005	200,000,000		200,000,000
Dexia Credit Locale (Yankee)
3.29%, 8/9/2005	40,000,000		40,000,000
Eurohypo AG (Yankee)
3.29% - 3.31%, 8/8/2005 - 8/12/2005	250,000,000	a	250,000,000
First Tennessee Bank N.A.
3.31% - 3.44%, 8/12/2005 - 9/30/2005	375,000,000		375,000,000
HSH NordBank (Yankee)
3.31%, 8/12/2005	75,000,000		75,000,000
KBC Bank N.V. (Yankee)
3.30%, 8/12/2005	50,000,000		50,000,000
Royal Bank Of Scotland PLC (Yankee)
3.30%, 8/12/2005	400,000,000		400,000,000
Societe Generale (Yankee)
3.45%, 9/30/2005	250,000,000		250,000,000
Svenska Handelsbanken (Yankee)
3.45%, 9/30/2005	200,000,000		200,000,000
Washington Mutual Bank (Yankee)
3.31%, 8/12/2005	50,000,000		50,000,000
Washington Mutual Bank FA
3.45% - 3.46%, 9/28/2005 - 9/30/2005	250,000,000		250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,490,000,000)			3,490,000,000

Commercial Paper - 47.3%

Alliance & Leicester
3.45%, 9/28/2005	85,000,000		84,531,650
Allied Irish Banks N.A.
3.46%, 10/3/2005	50,000,000		49,699,875
ASB Bank LTD
3.46%, 9/30/2005	45,000,000		44,742,750
Atlantis One Funding Corp.
3.28% - 3.45%, 8/9/2005 - 9/30/2005	230,684,000	a	229,866,686
Barclays US Funding Corp
3.30%, 8/12/2005	50,000,000		49,949,660
Bear Stearns Cos. Inc.
3.29%, 8/9/2005	100,000,000		99,927,111
Beethoven Funding Corp
3.29% - 3.30%, 8/3/2005 - 8/8/2005	175,000,000	a	174,922,514
BNP Paribas Finance Inc.
3.30%, 8/1/2005	100,000,000		100,000,000
CBA (Delaware) Finance Inc.
3.45%, 9/30/2005	64,800,000		64,430,640
CC USA Inc.
3.29%, 8/10/2005	21,000,000		20,982,780
Charta LLC
3.44%, 9/26/2005	100,000,000	a	99,468,778
Deutche Financial LLC
3.32%, 8/1/2005	350,000,000		350,000,000

Dexia Delaware LLP
3.46%, 10/3/2005	219,600,000	218,281,851
Dresdner U.S. Finance Inc.
3.31%, 8/12/2005	200,000,000	199,798,333
Eurohypo AG
3.29%, 8/8/2005	140,000,000 a	139,910,711
Fairway Finance Corp.
3.29%, 8/10/2005	76,879,000 a	76,815,959
HSH NordBank
3.45%, 9/30/2005	130,000,000	129,259,000
Lloyds TSB Bank PLC
3.30%, 8/12/2005	241,400,000	241,157,326
Long Lane Master Trust
3.29%, 8/5/2005	248,541,000 a	248,450,421
Monta Blanc Captial Corp.
3.30%, 8/10/2005	41,721,000 a	41,686,684
Morgan Stanley & CO.
3.33%, 8/12/2005	55,000,000	54,944,206
Norddeutsche Landesbank Girozentrale
3.28%, 8/8/2005	100,000,000	99,936,417
Nordea North America Inc.
3.46% - 3.47%, 9/30/2005	200,000,000	198,855,833
Prudential Funding LLC.
3.30%, 8/1/2005	118,050,000	118,050,000
RaboBank USA Financial Corp.
3.45%, 9/30/2005	99,000,000	98,436,525
Sigma Finance Inc.
3.28% - 3.48%, 8/2/2005 - 9/28/2005	106,300,000 a	106,016,969
Societe Generale NA Inc.
3.31%, 8/12/2005	115,723,000	115,606,313
Solitaire Funding LLC
3.45%, 9/30/2005	15,000,000 a	14,914,500
Svenska HandelsBanken Inc.
3.31%, 8/12/2005	209,700,000	209,488,553
Total Finacial Capitol
3.30%, 8/1/2005	233,050,000 a	233,050,000
Toyota Motor Credit Corp.
3.28%, 8/9/2005	100,000,000 a	99,927,333
Total Commercial Paper
(cost $4,013,109,377)		4,013,109,377

Time Deposits - 11.7%

Chase Manhattan Bank USA (Grand Cayman)
3.31%, 8/1/2005	300,000,000	300,000,000
Fortis Bank (Grand Cayman)
3.31%, 8/1/2005	300,000,000	300,000,000
Natexis Banques Populares (Grand Cayman)
3.30%, 8/1/2005	200,000,000	200,000,000
State Street Bank & Trust Co. (Grand Cayman)
3.28%, 8/1/2005	108,000,000	108,000,000
Wells Fargo Bank N.A. (Grand Cayman)
3.28%, 8/1/2005	86,700,000	86,700,000
Total Time Deposits
(cost $994,700,000)		994,700,000

Total Investments (cost $8,497,809,377)	100.1%	8,497,809,377

Liabilities, Less Cash and Receivables	(.1%)	(15,467,367)

Net Assets	100.0%	8,482,342,010

a	Secutities exempt from registration under Rule 144A of the Secutities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to $1,715,030,555 or 20.2% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Institutional Cash Advantage Plus Fund
Statement of Investments
July 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 38.8%	Amount ($)	Value ($)

Bank Of The West (Yankee)
3.32%, 8/12/2005	50,000,000	50,000,000
Barclays Bank PLC (Yankee)
3.45%, 9/30/2005	50,000,000	50,000,000
Credit Suisse First Boston (Yankee)
3.45%, 9/30/2005	50,000,000	50,000,000
Dexia Credit Locale (Yankee)
3.29%, 8/9/2005	60,000,000	60,000,000
First Tennessee Bank
3.44%, 9/30/2005	50,000,000	50,000,000
KBC Bank N.V. (Yankee)
3.30%, 8/12/2005	50,000,000	50,000,000
Royal Bank Of Scotland PLC (Yankee)
3.30%, 8/12/2005	50,000,000	50,000,000
Societe Generale (Yankee)
3.45%, 9/30/2005	60,000,000	60,000,000
Svenska Handelsbanken (Yankee)
3.45%, 9/30/2005	50,000,000	50,000,000
Washington Mutual Bank FA
3.45% - 3.46%, 9/28/2005 - 9/30/2005	55,000,000	55,000,000
Total Negotiable Bank Certificates of Deposit
(cost $525,000,000)		525,000,000

Commercial Paper - 46.0%

Atlantis One Funding Corp.
3.45%, 9/30/2005	36,071,000 [a]	35,865,696
Beethoven Funding Corp.
3.29% - 3.30%, 8/5/2005 - 8/8/2005	62,060,000 [a]	62,024,949
Beta Finance Inc.
3.45%, 9/30/2005	28,500,000 [a]	28,337,550
Deutsche Bank Financial LLC
3.32%, 8/1/2005	50,000,000	50,000,000
Govco
3.31%, 8/10/2005	50,000,000 [a]	49,958,750
Harrier Finance Funding
3.28%, 8/8/2005	30,000,000 [a]	29,980,867
HSH Nordbank
3.42%, 9/30/2005	20,000,000	19,886,000
Long Lane Master Trust
3.28%, 8/5/2005	48,785,000 [a]	48,767,221
Morgan Stanley & Co.
3.32%, 8/12/2005	50,000,000	49,949,278
Pace (Premier Asset Collateralized Entity)
3.43%, 9/30/2005	24,900,000 [a]	24,757,655
Prudential Funding LLC
3.30%, 8/1/2005	50,000,000	50,000,000
Sigma Finance Inc.
3.27%, 8/2/2005	8,000,000 [a]	7,999,273
Three Pillars Funding Corp.
3.28%, 8/8/2005	40,582,000 [a]	40,556,118
Total Capital
3.30%, 8/1/2005	50,000,000 [a]	50,000,000
Toyota Motor Credit Corp.
3.27%, 8/9/2005	50,000,000 [a]	49,963,667
White Pine Corp.
3.42%, 9/29/2005	24,358,000 [a]	24,221,473
Total Commercial Paper
(cost $622,268,496)		622,268,496

Time Deposits - 15.4%

Chase Manhattan Bank (Grand Cayman)
3.31%, 8/1/2005	50,000,000	50,000,000
Fortis Bank (Grand Cayman)
3.31%, 8/1/2005	50,000,000	50,000,000
Natexis Banques Populares (Grand Cayman)
3.30%, 8/1/2005	50,000,000	50,000,000
State Street Bank & Trust Co. (Grand Cayman)
3.28%, 8/1/2005	32,000,000	32,000,000
Wells Fargo Bank N.A. (Grand Cayman)
3.28%, 8/1/2005	27,000,000	27,000,000
Total Time Deposits
(cost $209,000,000)		209,000,000

Total Investments (cost $1,356,268,496)	100.2%	1,356,268,496

Liabilities, Less Cash and Receivables	(.2%)	(2,365,906)

Net Assets	100.0%	1,353,902,590

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to $452,433,218 or 33.4% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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